PGIM ETF Trust

655 Broad Street

Newark, New Jersey 07102

December 17, 2021

VIA EDGAR SUBMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: PGIM ETF Trust Form N-1A

Post-Effective Amendment No. 23 to the Registration Statement under the Securities Act of 1933; Amendment No. 24 to the Registration Statement under the Investment Company Act of 1940

Securities Act Registration No. 333-222469

Investment Company Act No. 811-23324

Dear Sir or Madam:

On behalf of PGIM Floating Rate Income ETF Bond (the "Fund"), a new series of PGIM ETF Trust (the "Trust"), pursuant to the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended (the "1940 Act"), transmitted herewith for filing is Post-Effective Amendment No. 23 to the Registration Statement under the 1933 Act; Amendment No. 24 to the Registration Statement under the 1940 Act (the "Amendment").

This filing is being made pursuant to Rule 485(a)(2) under the 1933 Act in order to add the Fund as a new series of the Trust.

The Fund intends to file a subsequent post-effective amendment on or about March 2, 2021 pursuant to Rule 485(b) under the 1933 Act, to include certain other exhibits, as well as non- material information, and information responsive to any comments from the staff of the Securities and Exchange Commission (the "Staff") regarding the Amendment filed herewith.

To assist you with the review of this filing, we note that the Amendment contains all applicable Staff comments made to the following registration statements of similar exchange-traded funds in the same fund complex as the Fund (collectively the "Prior Registration Statements"): PGIM Total Return Bond ETF, Registration Statement on Form N-1A, effective December 2, 2021 (File No. 333-222469 and 811-33324); PGIM Active Aggregate Bond ETF, Registration Statement on Form N-1A, effective April 12, 2021 (File No. 333-222469 and 811-33324); PGIM Ultra Short Bond ETF, Registration Statement on Form N-1A, effective April 4, 2018 (File No. 333-222469 and 811-33324); PGIM Active High Yield Bond Registration Statement on Form N- 1A, effective September 24, 2018 (File No. 333-222469 and 811-33324).

We would appreciate receiving the Staff's comments, if any, on or about February 2, 2022.

Any questions or comments with respect to the Registration Statement may be communicated to Diana Huffman at (973) 367-8982.

Sincerely,

/s/Diana Huffman Diana Huffman

Vice President & Corporate Counsel